Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details)	6 Months Ended
Jun. 30, 2016
Debt Instruments
Covenant compliance	As of June 30, 2016, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.